Consolidated Statements of Shareholders' Deficit - CAD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022	$ 10,037		$ (18,923)	$ (8,886)
Balance, shares at Sep. 30, 2022	12,291,921
Share-based compensation		4,004		4,004
Settlement of RSUs	$ 621	(621)
Settlement of RSUs, shares	77,649
Equity issued in business combinations	$ 1,300			1,300
Equity issued in business combinations, shares	162,500
Issuance of warrants
Net loss			(15,128)	(15,128)
Balance at Sep. 30, 2023	$ 11,958	3,383	(34,051)	(18,710)
Balance, shares at Sep. 30, 2023	12,532,070
Capital distribution – debt forgiveness			4,560	4,560
Share-based compensation		5,062		5,062
Settlement of RSUs	$ 4,851	(4,851)
Settlement of RSUs, shares	606,467
Share redemption	$ (5,321)			(5,321)
Share redemption, shares	(675,124)
Equity issued in business combinations	$ 550			550
Equity issued in business combinations, shares	68,750
Shares issued for private placement	$ 976			976
Shares issued for private placement, shares	264,439
Issuance of warrants		294		294
Net loss			(59,435)	(59,435)
Balance at Sep. 30, 2024	$ 13,014	$ 3,888	$ (89,926)	$ (72,024)
Balance, shares at Sep. 30, 2024	12,796,602